Property, plant and equipment and Exploration and evaluation assets - Schedule of reconciliation of depreciation, depletion and amortization expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Depreciation, depletion and amortization expense on
property, plant and equipment and intangibles	₨ 81,178	$ 1,110	₨ 100,490	₨ 96,146
Less: Depreciation capitalized	(498)	(7)		(100)
Less: Cost allocated to joint ventures	(238)	(3)	(586)	(284)
Charged to consolidated statement of profit or loss	81,178	1,110	100,490	96,146
Property, plant and equipment [member]
Depreciation, depletion and amortization expense on
property, plant and equipment and intangibles	81,232	1,111	100,255	95,718
Intangible assets [member]
Depreciation, depletion and amortization expense on
property, plant and equipment and intangibles	₨ 682	$ 9	₨ 821	₨ 812